Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance				$ 3,320,100
Other comprehensive loss, net of tax	$ (5,996)	$ (6,357)		(12,295)	$ (30,989)
Ending Balance	3,577,561			3,577,561
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			$ (47,700)			$ (25,921)
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a))						0
OCI before reclassifications			(12,803)			(21,779)
Amounts reclassified			0			0
Other comprehensive loss, net of tax			(12,803)			(21,779)
Ending Balance			(60,503)			(47,700)
Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			55,365			53,739
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a))						11,657
OCI before reclassifications			3,764			8,004
Amounts reclassified			(2,961)			(6,378)
Other comprehensive loss, net of tax			803			1,626
Ending Balance			67,825			55,365
Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			0			66
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a))						0
OCI before reclassifications			0			0
Amounts reclassified			0			(66)
Other comprehensive loss, net of tax			0			(66)
Ending Balance			0			0
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(10,457)			(10,833)
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a))						(1,699)
OCI before reclassifications			0			600
Amounts reclassified			(282)			(224)
Other comprehensive loss, net of tax			(282)			376
Ending Balance			(12,438)			(10,457)
Accumulated OCI
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(2,792)	(2,792)		17,051
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a))						9,958
OCI before reclassifications			(9,039)			(13,175)
Amounts reclassified			(3,243)			(6,668)
Other comprehensive loss, net of tax			(12,282)	(12,282)		(19,843)
Ending Balance	$ (5,116)		$ (5,116)	$ (5,116)		$ (2,792)